Document And Entity Information	12 Months Ended
Jul. 31, 2021 shares
Document Information Line Items
Entity Registrant Name	ATIF Holdings Ltd
Trading Symbol	ATIF
Document Type	20-F
Current Fiscal Year End Date	--07-31
Entity Common Stock, Shares Outstanding	9,161,390
Amendment Flag	false
Entity Central Index Key	0001755058
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jul. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38876
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Room 2803
Entity Address, Address Line Two	Dachong Business Centre
Entity Address, Address Line Three	Dachong 1st Road
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Title of 12(b) Security	Ordinary Shares
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Entity Address, Postal Zip Code	00000
Business Contact
Document Information Line Items
Entity Address, Address Line One	Room 2803
Entity Address, Address Line Two	Dachong Business Centre
Entity Address, Address Line Three	Dachong 1st Road
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Contact Personnel Name	Yue Ming
Contact Personnel Email Address	info@atifchina.com
City Area Code	86-755
Entity Address, Postal Zip Code	00000
Local Phone Number	8695-0818